Insurance technical provisions and pension plans (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the insurance and pension technical provisions
Receipt of premiums net of fees	R$ 70,237,723	R$ 65,333,387	R$ 59,104,979
Payment of benefits	192,043	147,842
Pensions – PGBL and Traditional Plans
Changes in the insurance and pension technical provisions
At the beginning of the year	45,557,528	36,848,112
Receipt of premiums net of fees	3,446,148	7,412,759
Payment of benefits	(759,949)	(696,056)
Payment of redemptions	(2,962,505)	(2,438,351)
Adjustment for inflation and interest	3,656,452	4,808,394
Others	(1,314,352)	(377,330)
At the end of the year	R$ 47,623,322	R$ 45,557,528